Note 7 - Accrued Expenses (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payroll and Related [Member]
Accrued Liabilities, Current	$ 423,804	$ 551,448	$ 661,496
Professional Services [Member]
Accrued Liabilities, Current	243,844	427,932	256,534
Other Accrued Liabilities [Member]
Accrued Liabilities, Current	414,139	339,680	280,413
Property and Equipment [Member]
Accrued Liabilities, Current	145,248	176,614	506,883
Network [Member]
Accrued Liabilities, Current	94,781	133,544	187,440
Accrued Liabilities, Current	$ 1,321,816	$ 1,629,218	$ 1,955,878